Commitments and Contingencies (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 05, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 27, 2019
Commitments and Contingencies (Details) [Line Items]
Underwriters aggregate amount		$ 2,000,000	$ 2,000,000
Aggregate gross proceeds	$ 100,000,000		$ 70,000,000
Aggregate of shares of common stock (in Shares)	10,000,000
Business combination, description		(i) the outstanding common and preferred stock of Jasper will be automatically canceled, extinguished and converted into a number of shares of the Company’s voting common stock, par value $0.0001 per share (the “Company New Voting Shares”) and, in certain circumstances, shares of the Company’s non-voting common stock, par value $0.0001 per share (the “Company New Non-Voting Shares” and together with the Company New Voting Shares, the “Company Shares”), based on an equity value of Jasper equal to $275.0 million (the “Jasper Equity Value”); (ii) each outstanding vested and unvested option to purchase shares of Jasper common stock will be canceled in exchange for a comparable option to purchase Company New Voting Shares, based on the Jasper Equity Value; and (iii) each unvested award of restricted shares of Jasper common stock will be converted into a comparable right to receive restricted Company Shares, based on the Jasper Equity Value, in each of the foregoing cases, as described in the Business Combination Agreement.
Net tangible assets		$ 5,000,001
Aggregate cash proceeds		130,000,000
Construction costs percentage			5.00%
Jasper Therapeutics, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate gross proceeds		70,000,000
Restricted cash		300,000	$ 300,000
Leasehold improvements		1,200,000	1,200,000
Additional allowance		$ 400,000	$ 400,000
Lease interest rate		9.00%	9.00%	6.00%
Allowance received		$ 1,400,000	$ 300,000
Construction costs percentage		5.00%
Variable lease cost			13,000
Research agreement		$ 900,000	$ 900,000
Achievement of development		3 years	3 years
Related agreement		$ 300,000	$ 300,000
License agreement description		In March 2021, the Company entered into the Stanford License Agreement (Note 6), pursuant to which the Company is required to pay annual license maintenance fees, beginning on the first anniversary of the effective date of the agreement and ending upon the first commercial sale of a product, method, or service in the licensed field of use, as follows: $25,000 for each first and second year, $35,000 for each third and fourth year, and $50,000 at each anniversary thereafter ending upon the first commercial sale. The Company is also obligated to pay late stage clinical development milestones and first commercial sales milestone payments of up to $9.0 million in total. The Company will also pay low single-digit royalties on net sales of licensed products. All products are in development as of June 30, 2021, and no such royalties were due.
Purchase of aggregate commonstock		$ 100,000,000
Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination, description		the execution of the Business Combination Agreement, the Sponsor entered into a support agreement with the Company and Jasper (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including the Merger); (ii) vote against any Company Acquisition Proposal (as defined in the Business Combination Agreement) and certain other matters as set forth in the Sponsor Support Agreement; (iii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company (whether resulting from the transactions contemplated by the Subscription Agreements (as defined below) or otherwise); (iv) be bound by certain transfer restrictions with respect to its shares in the Company prior to the closing of the Proposed Business Combination; (v) place into escrow certain of its shares in the Company (the “Sponsor Earnout Shares”), to be released as follows (A) fifty percent (50%) of the Sponsor Earnout Shares, if, during the period from and after the closing of the Proposed Business Combination until the third anniversary of the closing of the Proposed Business Combination (the “Earnout Period”) within any thirty (30) day consecutive Trading Day Period (as defined in the Sponsor Support Agreement) the VWAP (as defined in the Sponsor Support Agreement) of Company Shares is greater than or equal to $15.00 and (B) fifty percent (50%) of the Sponsor Earnout Shares, if, during the Earnout Period, over any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period, the VWAP of the Company Shares is greater than or equal to $18.00; and (vi) forfeit all private placement warrants owned by the Sponsor immediately prior to the closing of the Proposed Business Combination, in each case subject to the terms and conditions of the Sponsor Support Agreement.
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Cash underwriting discount of per unit (in Dollars per share)		$ 0.2	$ 0.2
Underwriters aggregate amount		$ 2,000,000	$ 2,000,000
Deferred fee, per unit (in Dollars per share)		$ 0.35	$ 0.35
Deferred aggregate amount		$ 3,500,000	$ 3,500,000
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate gross proceeds		$ 100,000,000
Aggregate of shares of common stock (in Shares)		10,000,000
Aggregate price (in Dollars per share)		$ 10